SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options, in thousands
Outstanding at beginning of year	1,682,000
Granted	258,000
Exercised	(217,000)
Cancelled or forfeited	(53,000)
Outstanding at end of year	1,670,000	1,682,000
Vested and expected to vest at end of year	1,621,000
Exercisable at end of year	1,143,000
Weighted average exercise price (per share)
Outstanding at beginning of year	$ 2.28
Granted	$ 3.09
Exercised	$ 1.75
Cancelled or forfeited	$ 2.68
Outstanding at end of year	$ 2.44	$ 2.28
Vested and expected to vest at end of year	$ 2.43
Exercisable at end of year	$ 2.24
Aggregate intrinsic value, in thousands
Outstanding at beginning of year	$ 8,142
Granted	1,010
Exercised	1,147	39	24
Cancelled or forfeited	$ 277
Outstanding at end of year	7,785	8,142
Vested and expected to vest at end of year	7,583
Exercisable at end of year	$ 5,602